Derivative Financial Instruments - Summary of Information About Hedging Ineffectiveness by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	£ 852	£ (299)
Change in FV of hedged items	(800)	365
Recognised in income statement	52	66
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	874	(358)
Change in FV of hedged items	(834)	385
Recognised in income statement	40	27
Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(22)	59
Change in FV of hedged items	34	(20)
Recognised in income statement	12	39
Cash flow hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(912)	925
Change in FV of hedged items	873	(972)
Recognised in OCI	873	(971)
Recognised in income statement	(39)	(46)
Reclassified from reserves to income	(358)	808
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(317)	185
Recognised in OCI	305	(179)
Recognised in income statement	(12)	6
Reclassified from reserves to income	73	33
Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(54)	(42)
Recognised in OCI	54	38
Recognised in income statement	0	(4)
Reclassified from reserves to income	(158)	2
Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(541)	782
Recognised in OCI	514	(830)
Recognised in income statement	(27)	(48)
Reclassified from reserves to income	£ (273)	£ 773